Investment Securities - Amortized Cost, Fair Value and Yield by Maturity Date (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, Amortized Cost		$ 122,117	[1]	$ 67,381
Available-for-sale securities, total, fair value	[2]	$ 122,613	[1]	66,115
Available-for-sale securities, total, weighted-average maturity in years	[1]	4 years 2 months 12 days
Available-for-sale securities, total, weighted-average yield	[1]	2.38%
U.S. Treasury and Agencies [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 4,243
Available-for-sale securities, maturing after one year through five years, amortized cost		12,881
Available-for-sale securities, maturing after five years through ten years, amortized cost		2,721
Available-for-sale securities, Amortized Cost		19,845		19,604
Available-for-sale securities, maturing in one year or less, fair value		4,242
Available-for-sale securities, maturing after one year through five years, fair value		12,901
Available-for-sale securities, maturing after five years through ten years, fair value		2,696
Available-for-sale securities, total, fair value		$ 19,839		19,257
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		7 months 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years		2 years 4 months 24 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years		7 years 6 months
Available-for-sale securities, total, weighted-average maturity in years		2 years 8 months 12 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3]	1.61%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3]	1.65%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3]	1.95%
Available-for-sale securities, total, weighted-average yield	[3]	1.68%
Mortgage-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[4]	$ 197
Available-for-sale securities, maturing after one year through five years, amortized cost	[4]	66,940
Available-for-sale securities, maturing after five years through ten years, amortized cost	[4]	27,339
Available-for-sale securities, maturing after ten years, amortized cost	[4]	909
Available-for-sale securities, Amortized Cost	[4]	95,385
Available-for-sale securities, maturing in one year or less, fair value	[4]	197
Available-for-sale securities, maturing after one year through five years, fair value	[4]	67,102
Available-for-sale securities, maturing after five years through ten years, fair value	[4]	27,349
Available-for-sale securities, maturing after ten years, fair value	[4]	916
Available-for-sale securities, total, fair value	[4]	$ 95,564
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[4]	8 months 12 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[4]	3 years 7 months 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[4]	6 years
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[4]	11 years 4 months 24 days
Available-for-sale securities, total, weighted-average maturity in years	[4]	4 years 4 months 24 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3],[4]	2.28%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[4]	2.30%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[4]	2.58%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[4]	2.76%
Available-for-sale securities, total, weighted-average yield	[3],[4]	2.39%
Asset-Backed Securities [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing after one year through five years, amortized cost	[4]	$ 374
Available-for-sale securities, maturing after five years through ten years, amortized cost	[4]	1
Available-for-sale securities, Amortized Cost	[4]	375
Available-for-sale securities, maturing after one year through five years, fair value	[4]	381
Available-for-sale securities, maturing after five years through ten years, fair value	[4]	1
Available-for-sale securities, maturing after ten years, fair value	[4]	1
Available-for-sale securities, total, fair value	[4]	$ 383
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[4]	3 years 1 month 6 days
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[4]	6 years 1 month 6 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[4]	15 years 3 months 18 days
Available-for-sale securities, total, weighted-average maturity in years	[4]	3 years 1 month 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[4]	3.09%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[4]	2.56%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[4]	2.41%
Available-for-sale securities, total, weighted-average yield	[3],[4]	3.09%
Obligations of State and Political Subdivisions [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost	[5],[6]	$ 66
Available-for-sale securities, maturing after one year through five years, amortized cost	[5],[6]	695
Available-for-sale securities, maturing after five years through ten years, amortized cost	[5],[6]	5,720
Available-for-sale securities, maturing after ten years, amortized cost	[5],[6]	18
Available-for-sale securities, Amortized Cost		6,499	[5],[6]	6,836
Available-for-sale securities, maturing in one year or less, fair value	[5],[6]	66
Available-for-sale securities, maturing after one year through five years, fair value	[5],[6]	722
Available-for-sale securities, maturing after five years through ten years, fair value	[5],[6]	6,004
Available-for-sale securities, maturing after ten years, fair value	[5],[6]	22
Available-for-sale securities, total, fair value		$ 6,814	[5],[6]	$ 6,701
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years	[5],[6]	1 month 6 days
Available-for-sale securities, maturing after one year through five years, weighted-average maturity in years	[5],[6]	3 years
Available-for-sale securities, maturing after five years through ten years, weighted-average maturity in years	[5],[6]	7 years 1 month 6 days
Available-for-sale securities, maturing after ten years, weighted- average maturity in years	[5],[6]	14 years
Available-for-sale securities, total, weighted-average maturity in years	[5],[6]	6 years 7 months 6 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3],[5],[6]	5.81%
Available-for-sale securities, maturing after one year through five years, weighted-average yield	[3],[5],[6]	4.50%
Available-for-sale securities, maturing after five years through ten years, weighted-average yield	[3],[5],[6]	4.24%
Available-for-sale securities, maturing after ten years, weighted-average yield	[3],[5],[6]	6.15%
Available-for-sale securities, total, weighted-average yield	[3],[5],[6]	4.29%
Other Debt Securities and Obligations of Foreign Governments [Member]
Contractual Maturities of Investment Securities [Line Items]
Available-for-sale securities, maturing in one year or less, amortized cost		$ 13
Available-for-sale securities, Amortized Cost		13
Available-for-sale securities, maturing in one year or less, fair value		13
Available-for-sale securities, total, fair value		$ 13
Available-for-sale securities, maturing in one year or less, weighted-average maturity in years		3 months 18 days
Available-for-sale securities, total, weighted-average maturity in years		3 months 18 days
Available-for-sale securities, maturing in one year or less, weighted-average yield	[3]	2.66%
Available-for-sale securities, total, weighted-average yield	[3]	2.66%

[1]	The weighted-average maturity of total available-for-sale and held-to-maturity investment securities was 5.3 years at December 31, 2018, with a corresponding weighted-average yield of 2.53 percent.
[2]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.
[3]	Weighted-average yields for obligations of state and political subdivisions are presented on a fully-taxable equivalent basis based on a federal income tax rate of 21 percent. Yields on investment securities are computed based on amortized cost balances, excluding any premiums or discounts recorded related to the transfer of investment securities at fair value from available-for-sale to held-to-maturity.
[4]	Information related to asset and mortgage-backed securities included above is presented based upon weighted-average maturities that take into account anticipated future prepayments.
[5]	Information related to obligations of state and political subdivisions is presented based upon yield to first optional call date if the security is purchased at a premium, and yield to maturity if the security is purchased at par or a discount.
[6]	Maturity calculations for obligations of state and political subdivisions are based on the first optional call date for securities with a fair value above par and the contractual maturity date for securities with a fair value equal to or below par.